Expense Example	Apr. 28, 2025 USD ($)
Schwab S&P 500 Index Portfolio | Schwab S&P 500 Index Portfolio
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 3
Expense Example, with Redemption, 3 Years	10
Expense Example, with Redemption, 5 Years	17
Expense Example, with Redemption, 10 Years	39
Schwab Government Money Market Portfolio | Schwab Government Money Market Portfolio
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	28
Expense Example, with Redemption, 3 Years	87
Expense Example, with Redemption, 5 Years	152
Expense Example, with Redemption, 10 Years	343
Schwab VIT Balanced Portfolio | Schwab VIT Balanced Portfolio
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	318
Expense Example, with Redemption, 10 Years	714
Schwab VIT Balanced with Growth Portfolio | Schwab VIT Balanced with Growth Portfolio
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	173
Expense Example, with Redemption, 5 Years	302
Expense Example, with Redemption, 10 Years	677
Schwab VIT Growth Portfolio | Schwab VIT Growth Portfolio
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	$ 689